Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Lubricants	$ 7,604	$ 6,629
Bunkers	11,741	7,905
Total	$ 19,345	$ 14,534